Financial Instruments (Securities Repurchase and Reverse Repurchase Arrangements) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
short-term borrowings
Financial Instruments [Line Items]
Securities for Reverse Repurchase Agreements	$ 169
Cash and cash equivalents
Financial Instruments [Line Items]
Securities for Reverse Repurchase Agreements	$ 11,500